UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
          Suite 220
          Baltimore, MD 21209

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   09/30/07

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:  $298,199

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
					Title				Value				Investment	Other			Voting Authority
Name of Issuer				of Class	CUSIP		(x$1000)	Shares	SH/PRN	Discretion	Managers	Sole	Shared	None
Berkshire Hathaway - Class B		COM		84670207	27150		6870	SH	Sole		N/A		6870	0	0
Home Depot				COM		437076102	22789		702508	SH	Sole		N/A		702508	0	0
Corporate Executive Board		COM		21988R102	17721		238705	SH	Sole		N/A		238705	0	0
Canadian Natural Resources		COM		136385101	16735		220919	SH	Sole		N/A		220919	0	0
U S G Corporation			COM		903293405	16326		434793	SH	Sole		N/A		434793	0	0
American International Group		COM		26874107	16079		237681	SH	Sole		N/A		237681	0	0
Covidien				COM		G2552X108	15954		384422	SH	Sole		N/A		384422	0	0
Wal-Mart Stores				COM		931142103	15546		356158	SH	Sole		N/A		356158	0	0
Maxim Integrated Products		COM		57772K101	15249		519545	SH	Sole		N/A		519545	0	0
United Parcel Service - Class B		COM		911312106	15204		202456	SH	Sole		N/A		202456	0	0
Microsoft				COM		594918104	15114		513047	SH	Sole		N/A		513047	0	0
Dell					COM		24702R101	14717		533222	SH	Sole		N/A		533222	0	0
St Joe Company				COM		790148100	12187		362591	SH	Sole		N/A		362591	0	0
Administaff				COM		7094105		10972		302263	SH	Sole		N/A		302263	0	0
Tyco International			COM		902124106	7940		179063	SH	Sole		N/A		179063	0	0
Barnes & Noble				COM		67774109	7925		224749	SH	Sole		N/A		224749	0	0
Pfizer					COM		717081103	7374		301835	SH	Sole		N/A		301835	0	0
Western Union				COM		959802109	6656		317429	SH	Sole		N/A		317429	0	0
Bank of America				COM		60505104	6502		129348	SH	Sole		N/A		129348	0	0
Anheuser Busch				COM		35229103	6091		121842	SH	Sole		N/A		121842	0	0
Accenture				COM		G1150G111	5983		148642	SH	Sole		N/A		148642	0	0
Tyco Electronics			COM		G9144P105	5346		150893	SH	Sole		N/A		150893	0	0
Auto Data Processing			COM		53015103	4912		106947	SH	Sole		N/A		106947	0	0
iShares EAFE Index			COM		464287465	1261		15273	SH	Sole		N/A		15273	0	0
Exxon Mobil				COM		30231G102	949		10254	SH	Sole		N/A		10254	0	0
Chevron					COM		166764100	755		8072	SH	Sole		N/A		8072	0	0
Johnson & Johnson			COM		478160104	708		10773	SH	Sole		N/A		10773	0	0
Mc Donalds				COM		580135101	558		10251	SH	Sole		N/A		10251	0	0
General Electric			COM		369604103	493		11920	SH	Sole		N/A		11920	0	0
B P Prudhoe Bay Royalty Trust		COM		55630107	473		6303	SH	Sole		N/A		6303	0	0
AT&T					COM		1957505		368		8688	SH	Sole		N/A		8688	0	0
Citigroup				COM		172967101	338		7242	SH	Sole		N/A		7242	0	0
Intel					COM		458140100	276		10681	SH	Sole		N/A		10681	0	0
Constellation Energy			COM		210371100	251		2924	SH	Sole		N/A		2924	0	0
First Energy				COM		337932107	241		3800	SH	Sole		N/A		3800	0	0
Berkshire Hathaway - Class A		COM		84670108	237		2	SH	Sole		N/A		2	0	0
Abbott Laboratories			COM		2824100		230		4285	SH	Sole		N/A		4285	0	0
Excel Industries			COM		30161N101	216		2860	SH	Sole		N/A		2860	0	0
Altria Group				COM		02209S103	211		3037	SH	Sole		N/A		3037	0	0
Sedona					COM		815677109	33		139200	SH	Sole		N/A		139200	0	0
Lafayette Mining Nl			COM		Q5430J109	1		45000	SH	Sole		N/A		45000	0	0
Indigenous Global Development		COM		45567W109	0		15200	SH	Sole		N/A		15200	0	0
NeoMedia Technologies			COM		640505103	0		15000	SH	Sole		N/A		15000	0	0
InLand Western Retail Real Estate T	COM		45750W106	105		10500	SH	Sole		N/A		10500	0	0
Ascendas Real Esta			COM		Y0205X103	19		10000	SH	Sole		N/A		10000	0	0
Caledonia Mining Corp			COM		12932K103	1		10000	SH	Sole		N/A		10000	0	0
American Eagle Group Inc		COM		02553B102	0		10000	SH	Sole		N/A		10000	0	0
Golden Eagle Intl Inc			COM		380961102	0		10000	SH	Sole		N/A		10000	0	0